Earnings per Share	12 Months Ended
Dec. 31, 2024
Earnings per Share [Abstract]
Earnings per Share

13. Earnings per Share

Basic and diluted net earnings per share for each of the years presented are calculated as follows:

	December 31, 2024	December 31, 2023
	US$	US$
Numerator:
Net profit attributable to Class A and B common shareholders – basic and diluted	286,142	917,687

Denominator:
Weighted average number of shares of Class A and B common shares outstanding – basic and diluted	9,589,315	8,550,000
Profit per share attributable to Class A and B common shareholders – basic and diluted	0.03	0.11

Basic profit per share is computed using the weighted average number of common shares outstanding during the year. Diluted profit per share is the same as basic profit per share as there are no dilutive securities.